Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	$ 344,648	$ 24,522
Total	$ 344,648	$ 24,522	$ 399,224